Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000202339 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	6.84%	(0.64%)	2.12%
C000202337 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	4.75%	(1.67%)	1.20%
C000202336 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	2.27%	(1.72%)	1.38%
C000202338 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	6.79%	(0.67%)	2.08%
Without Sales Load [Member] | C000202337 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	5.75%	(1.67%)	1.20%
Without Sales Load [Member] | C000202336 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	6.53%	(0.92%)	1.80%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%